SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease expense
Operating lease expense	$ 1,547,705	$ 1,572,762	$ 1,924,933
Short-term lease expense	53,753	1,949	172,741
Total lease expense	$ 1,601,458	$ 1,574,711	$ 2,097,674